Other operating income - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 825	€ 484	[1]	€ 237	[1]
Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Gains on divestment of some mature products	296	326		90
Gain on data transfer agreement	112
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	82	4
Other related parties [member] | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	103	€ 32		€ 7
Other related parties [member] | Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 82

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).